Share Based Compensation (Summary Of RSU Activity) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares	0.4
Grants, Weighted Average Grant Date Fair Value	$ 102.96
Grants, Fair Value at Grant Date	$ 45.9
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	0.8	0.6	0.6
Grants, Shares	0.4	0.7	0.6
Forfeited, Shares	(0.1)		(0.1)
Vested, Shares	(0.5)	(0.5)	(0.5)
Ending balance, Shares	0.6	0.8	0.6
Beginning balance, Weighted Average Grant Date Fair Value	$ 114.67	$ 94.97	$ 87.50
Grants, Weighted Average Grant Date Fair Value	102.96	127.00	94.88
Forfeited, Weighted Average Grant Date Fair Value	115.08	118.89	92.26
Vested, Weighted Average Grant Date Fair Value	113.07	109.03	86.97
Ending balance, Weighted Average Grant Date Fair Value	$ 107.71	$ 114.67	$ 94.97
Beginning balance, Fair Value at Grant Date	$ 87.2	$ 54.8	$ 53.2
Grants, Fair Value at Grant Date	45.9	88.4	56.0
Forfeited, Fair Value at Grant Date	(8.5)	(1.4)	(6.6)
Vested, Fair Value at Grant Date	(55.6)	(54.6)	(47.8)
Ending balance, Fair Value at Grant Date	$ 69.0	$ 87.2	$ 54.8
SB/RH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares	0.4
Grants, Weighted Average Grant Date Fair Value	$ 102.92
Grants, Fair Value at Grant Date	$ 44.4
SB/RH [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	0.7	0.5	0.5
Grants, Shares	0.4	0.7	0.6
Forfeited, Shares	(0.1)		(0.1)
Vested, Shares	(0.4)	(0.5)	(0.5)
Ending balance, Shares	0.6	0.7	0.5
Beginning balance, Weighted Average Grant Date Fair Value	$ 116.32	$ 96.92	$ 87.71
Grants, Weighted Average Grant Date Fair Value	102.92	126.85	95.00
Forfeited, Weighted Average Grant Date Fair Value	115.08	118.89	92.26
Vested, Weighted Average Grant Date Fair Value	114.07	111.98	86.78
Ending balance, Weighted Average Grant Date Fair Value	$ 108.75	$ 116.32	$ 96.92
Beginning balance, Fair Value at Grant Date	$ 82.4	$ 45.3	$ 42.1
Grants, Fair Value at Grant Date	44.4	86.9	54.1
Forfeited, Fair Value at Grant Date	(8.5)	(1.4)	(6.6)
Vested, Fair Value at Grant Date	(51.1)	(48.4)	(44.3)
Ending balance, Fair Value at Grant Date	$ 67.2	$ 82.4	$ 45.3